Unaudited Quarterly Financial Information	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Unaudited Quarterly Financial Information

NOTE 14 — UNAUDITED QUARTERLY FINANCIAL INFORMATION

The following tables present unaudited quarterly financial information, which has been prepared on a basis consistent with that of the audited consolidated financial statements and includes all necessary material adjustments, consisting of normal recurring accruals and adjustments, to present fairly the unaudited quarterly financial information. The quarterly results of operations for these periods are not necessarily indicative of future results of operations. The quarterly per share calculations are based on the weighted average number of shares for each period; therefore, the sum of the quarters may not necessarily be equal to the full year per share amounts.

	Unaudited 2014 Information for the Three Months Ended
(Dollars in thousands, except per share amounts)	March 31,	June 30,	September 30,	December 31,
Operating revenues:
Special Situations	$42	$42	$40	$2,108
Corporate and Other	—	—	—	—
Total operating revenues	42	42	40	2,108
Operating costs	3,088	2,308	3,861	4,673
Operating loss	$(3,046)	$(2,266)	$(3,821)	$(2,565)
Earnings (loss) from continuing operations	$(1,913)	$(1,577)	$(772)	$4,114
Earnings from discontinued operations, net of income taxes	2,026	1,077	1,539	918
Net earnings (loss)	113	(500)	767	5,032
Earnings (loss) attributable to noncontrolling interest	—	—	—	(91)
Net earnings (loss) attributable to Real Industry, Inc.	$113	$(500)	$767	$4,941
Basic earnings (loss) per share:
Weighted average basic outstanding shares	13,144,153	13,144,998	13,151,061	14,150,942
Continuing operations	$(0.14)	$(0.12)	$(0.07)	$0.30
Discontinued operations	0.15	0.08	0.12	0.06
Basic earnings (loss) per share	$0.01	$(0.04)	$0.05	$0.36
Diluted earnings (loss) per share:
Weighted average diluted outstanding shares	13,144,153	13,144,998	13,151,061	14,963,287
Continuing operations	$(0.14)	$(0.12)	$(0.07)	$0.27
Discontinued operations	0.15	0.08	0.12	0.06
Diluted earnings (loss) per share	$0.01	$(0.04)	$0.05	$0.33

	Unaudited 2013 Information for the Three Months Ended
(Dollars in thousands, except per share amounts)	March 31,	June 30,	September 30,	December 31,
Operating revenues:
Special Situations	$1,204	$5,414	$(453)	$526
Corporate and Other	18	14	10	6
Total operating revenues	1,222	5,428	(443)	532
Operating costs	3,350	5,603	3,887	3,580
Operating loss	$(2,128)	$(175)	$(4,330)	$(3,048)
Loss from continuing operations	$(3,069)	$(3,100)	$(6,733)	$(1,283)
Earnings from discontinued operations, net of income taxes	302	1,177	873	1,799
Net earnings (loss)	(2,767)	(1,923)	(5,860)	516
Earnings (loss) attributable to noncontrolling interest	—	—	—	—
Net earnings (loss) attributable to Real Industry, Inc.	$(2,767)	$(1,923)	$(5,860)	$516
Basic and diluted earnings (loss) per share:
Weighted average outstanding shares	12,780,478	12,790,636	12,812,623	12,872,090
Continuing operations	$(0.24)	$(0.24)	$(0.52)	$(0.10)
Discontinued operations	0.02	0.09	0.07	0.14
Basic and diluted earnings (loss) per share	$(0.22)	$(0.15)	$(0.45)	$0.04